New standards and amendments and interpretations of existing standards (Tables)	12 Months Ended
Dec. 31, 2018
New standards and amendments and interpretations of existing standards (Tables) [Abstract]
Reconciliation of the shareholders' equity in the transition from IAS 39 to IFRS 9

Reconciliation of the shareholders' equity in the transition from IAS 39 to IFRS 9:

R$ mil
Shareholders' equity in accordance with IAS 39 as of December 31, 2017	117,693,704
IFRS 9 adjustments
Expected credit loss for credit operations (1)	(3,829,475)
Expected credit loss for other financial assets	(743,048)
Remesuration of assets by virtue of the new classification of IFRS 9 (2)	644,398
Other (3)	366,102
Deferred income tax	1,424,809
Shareholders' equity in accordance with IFRS 9 as of January 1, 2018	115,556,490

(1) Includes financial guarantees given and loan commitments;

(2) Change of the measurement of financial assets in accordance with the new classification of IFRS 9; and

(3) Accounting adequacy as required by IFRS 9 in the reclassification of securities measured at fair value through other comprehensive income.

New reclassifications and measurements according to the IFRS 9

The table below presents the new reclassifications and measurements according to the IFRS 9.

	R$ mil
	IAS 39		Reclassifications (1)	Remeasurement	IFRS 9
	Category	31/12/2017			Category	01/01/2018
Ativo
Cash and cash equivalents		81,742,951	-	-		81,742,951
Financial assets at fair value through profit or loss		-	242,511,223	-	At fair value through profit or loss	242,511,223
Financial assets held for trading	Held for trading	241,710,041	(241,710,041)	-		-
Financial assets at fair value through other comprehensive income		-	182,799,142	-	Fair value through other comprehensive income	218,860,066
Financial assets available for sale	Available for sale	159,412,722	(159,412,722)	-		-
Financial assets at amortized cost		-	-	-		-
- Loans and advances to banks, net of impairment	Loans and receivables	32,247,724	123,473,446	-	At amortized cost	155,721,170
- Loans and advances to customers, net of impairment	Loans and receivables	346,758,099	-	(1,173,870)	At amortized cost	345,584,229
- Securities net of provision for losses		-	75,320,243	267,452	At amortized cost	39,526,771
- Other financial assets		-	39,877,774	-	At amortized cost	39,877,774
Investments held to maturity	Held to maturity	39,006,118	(39,006,118)	-		-
Financial assets pledged as collateral	Other (2)	183,975,173	(183,975,173)	-		-
Non-current assets held for sale		1,520,973	-	-		1,520,973
Investments in associates and joint ventures		8,257,384	-	-		8,257,384
Premises and equipment		8,432,475	-	-		8,432,475
Intangible assets and goodwill		16,179,307	-	-		16,179,307
Taxes to be offset		10,524,575	-	-		10,524,575
Deferred taxes		43,731,911	-	1,424,809		45,156,720
Other assets		50,853,987	(39,877,774)	-		10,976,213
Total assets		1,224,353,440	-	518,391		1,224,871,831

Liabilities
Liabilities at amortized cost
- Deposits from banks		285,957,468	-	-		285,957,468
- Deposits from customers		262,008,445	-	-		262,008,445
- Funds from issuance of securities		135,174,090	-	-		135,174,090
- Subordinated debts		50,179,401	-	-		50,179,401
- Other financial liabilities		-	62,439,512	-		62,439,512
Financial liabilities at fair value through profit or loss		-	14,274,999	-		14,274,999
Financial liabilities held for trading		14,274,999	(14,274,999)	-		-
Provision for Expected Loss						-
- Loan Commitments		-	-	1,840,205		1,840,205
- Financial guarantees		-	-	815,400		815,400
Insurance technical provisions and pension plans		239,089,590	-	-		239,089,590
Other reserves		18,490,727	-	-		18,490,727
Current taxes		2,416,345	-	-		2,416,345
Deferred taxes		1,251,847	-	-		1,251,847
Other liabilities		97,816,824	(62,439,512)	-		35,377,312
Total liabilities		1,106,659,736	-	2,655,605		1,109,315,341

Shareholders' equity
Capital		59,100,000				59,100,000
Treasury shares		(440,514)				(440,514)
Capital reserves		35,973				35,973
Profit reserves		49,481,227				49,481,227
Additional paid-in capital		70,496				70,496
Other comprehensive income		1,817,659		59,240		1,876,899
Retained earnings		7,338,990		(2,196,454)		5,142,536
Equity attributable to controlling shareholders		117,403,831	-	(2,137,214)		115,266,617
Non-controlling interest		289,873				289,873
Total equity		117,693,704	-	(2,137,214)		115,556,490
Total liabilities		1,224,353,440	-	518,391		1,224,871,831

(1) The main reclassifications are due to debentures, in the amount of R$35,600,087 thousand and promissory notes, in the amount of R$486,289 thousand that in accordance with IAS 39 were classified as available for sale and in accordance with IFRS 9 are measured at amortized cost; and

(2) The balances under the heading "Financial assets pledged as collateral" began to be submitted in accordance with the categories of IFRS 9, which are: R$123,691,195 thousand for "Loans and advances to financial institutions, net of provision for losses"; R$801,182 thousand for "Financial assets at fair value through profit or loss" and R$59,482,796 thousand for "Financial assets at fair value through other comprehensive income".